Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal	$ 241,252
State
Total Current	241,252
Deferred
Federal
State
Total Deferred
Total	$ 241,252